QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172

Investment Company Act file number

WORLD FUNDS TRUST

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center 1209 Orange Street Wilmington, DE 19801 (Name and address of agent for service)

With copy to:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66221

(804) 267-7400

Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2012

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2012
(unaudited)

Number
of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	85.98%

	AEROSPACE	4.26%
7,150	The Boeing Company		$538,824

	BANKS	10.85%
61,800	Bank of America Corp.		716,880
16,600	Citigroup Inc.		656,696

			1,373,576

	BEVERAGES	1.66%
1,800	Diageo PLC Spons ADR		209,844

	COMPUTERS	14.00%
1,150	Apple Inc.		612,985
30,725	Hewlett-Packard Co.		437,831
20,850	Intel Corp.		430,135
10,900	Microsoft Corp.		291,357

			1,772,308

	DIVERSIFIED MANUFACTURING	10.71%
5,200	Cummins Inc.		563,420
25,800	General Electric Co.		541,542
3,000	Philip Morris International		250,920

			1,355,882

	MEDICAL	6.84%
6,100	Johnson & Johnson		427,610
10,700	Merck & Co. Inc.		438,058

			865,668

	OIL	11.63%
13,644	BP plc Spons ADR		568,136
4,800	Exxon Mobil Corp.		415,440
10,950	Transocean Ltd.		488,918

			1,472,494

	RETAIL	6.69%
8,000	The Home Depot, Inc.		494,800
5,950	Target Corp.		352,062

			846,862

	TELECOMMUNICATIONS	11.71%
14,150	AT&T Inc.		476,997
150,000	Nokia Corp. Spons ADR		592,500
9,550	Verizon Communications Inc.		413,228

			1,482,725

	TRANSPORTATION	7.64%
2,500	FedEX Corp.		229,300
56,950	Ford Motor Co.		737,502

			966,802

	TOTAL COMMON STOCKS	85.98%	10,884,985

	WARRANTS	5.76%

	FINANCIAL
32,000	JP Morgan Chase & Co. Warrant 10/28/18		379,520
35,000	Wells Fargo & Co. Warrant 10/28/18		350,000

			729,520

	TOTAL WARRANTS		729,520

	EXCHANGE-TRADED FUNDS	5.19%

	HOME CONSTRUCTION	5.19%
31,050	iSHARES Dow Jones US Home Construction Index Fund		657,018

	TOTAL EXCHANGE-TRADED FUNDS		657,018

	CASH & CASH EQUIVALENTS	3.06%
1,226,171	Fidelity Institutional Money Market Fund 0.12%**		387,974

	TOTAL INVESTMENTS:	100.00%	$12,659,497

**Effective 7 day yield as of December 31, 2012

Security Valuation:

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the fund’s own assumptions in determining includes significant unobservable inputs (including the Fund’s own assumptions in fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$10,884,985	-	-	$10,884,985
Warrants	$729,520			729,520
Exchange-Traded Funds	657,018	-	-	657,018
Investment Companies	387,974	-	-	387,974

	$12,659,497	-	-	$12,659,497

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

 99.1   Certification of Principal Executive Officer

 99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: March 1, 2013

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: March 1, 2013